Consolidated Statement of Financial Position (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Financial Position
Notes and accounts receivable - trade, allowances	$ 256	$ 324
Short-term financing receivables, allowances	311	342
Other accounts receivable, allowances	11	10
Long-term financing receivables, allowances	$ 38	$ 58
Common stock, par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Shares issued (in shares)	2,182,469,838	2,161,800,054
Treasury stock, shares (in shares)	1,019,287,274	933,806,510